Segment Information - Schedule of Financial Performance Measures of the Operation (Details) - Reportable Subsegments [Member]	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Schedule of Financial Performance Measures of the Operation [Line Items]
Revenue	$ 130,932,196	$ 16,822,196	$ 103,820,403	$ 115,285,213
Total cost of revenue	(76,051,134)	(9,771,065)	(61,428,164)	(68,274,282)
Gross profit	54,881,062	7,051,131	42,392,239	47,010,931
Selling and marketing expenses	(27,329,142)	(3,511,255)	(15,992,966)	(18,323,687)
General and administrative expenses	(21,686,959)	(2,786,345)	(18,142,764)	(19,612,592)
Income from operations	5,864,961	753,531	8,256,509	9,074,652
Bank interest income	391,825	50,342	31,523	33,332
Interest expense	(250,943)	(32,241)	(316,717)	(124,021)
Administrative service fee from related parties	184,000	23,640	390,000	369,000
Administrative service fee from non-related parties	528,000	67,838
Government subsidies			175,688
Other (expenses) income	187,426	24,080	(4,516)	(69,235)
Total other income, net	1,040,308	133,659	275,978	209,076
Income before income tax expenses	6,905,269	887,190	8,532,487	9,283,728
Income tax expenses	(1,627,909)	(209,154)	(2,129,604)	(1,500,878)
Net income	5,277,360	678,036	6,402,883	7,782,850
External [Member]
Schedule of Financial Performance Measures of the Operation [Line Items]
Total cost of revenue	(72,198,081)	(9,276,024)	(57,967,108)	(63,801,949)
Related party [Member]
Schedule of Financial Performance Measures of the Operation [Line Items]
Total cost of revenue	$ (3,853,053)	$ (495,041)	$ (3,461,056)	$ (4,472,333)